Subsequent Events - Schedule of Regular Distributions Declared (Details) - $ / shares							12 Months Ended
	Jun. 30, 2025	May 30, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Class I
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)							$ 2.57	$ 1.03
Class I | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)	$ 0.2143
Class I | Forecast | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)		$ 0.2143	$ 0.2143	$ 0.2143	$ 0.2143
Class S
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)						$ 0.93	2.34
Class S | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)	0.2143
Class S | Forecast | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)		0.2143	0.2143	0.2143	0.2143
Class D
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)						$ 1	$ 2.5
Class D | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)	$ 0.2143
Class D | Forecast | Subsequent Event
Subsequent Event [Line Items]
Distributions from net investment income (in dollars per share)		$ 0.2143	$ 0.2143	$ 0.2143	$ 0.2143